CONVERTIBLE SENIOR SECURED NOTE PAYABLE (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Issuance of common stock, shares			13,159,331	4,361,111	10,000,000	8,500,000
Class of warrant exercise price per share			$ 0.11		$ 0.11			$ 0.11
Beginning in September 2022 [Member]
Short-Term Debt [Line Items]
Debt interest rate							125.00%
Debt discount amount							$ 900,000
Debt instrument redemption percentage							110.00%
Debt conversion, original debt, amount							$ 179,592
Debt redemption amount							$ 1,428,571
Number of warrant shares							22,857,143
Class of warrant exercise price per share							$ 0.0001
12-month Senior Secured Note [Member]
Short-Term Debt [Line Items]
Debt face amount		$ 1,142,857
Debt instrument original interest rate		12.50%
Debt interest rate		12.50%
Proceeds from convertible debt		$ 869,972
Debt discount amount		142,857
Legal fees		$ 125,714
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt face amount	$ 97,500
Debt instrument interest rate	4.00%
Debt conversion price percentage	90.00%
Debt instrument conversion price per share	$ 0.001
Accrued interest									$ 128,700
Debt payment amount								$ 100,000
Issuance of common stock, shares								2,000,000